Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 854,615	$ 463,514
Provision for doubtful accounts		854,615
Written-off	(854,615)	(463,514)
Allowance for doubtful accounts from discontinued operations		(854,615)
Ending balance